Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$		$
			PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.2% ¤
CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 0.6%
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$		234		$227
Blue Owl Capital Corp.
6.450% due 09/15/2028				1,440		1,459
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045		PEN		2,200		690
Emirates NBD Bank PJSC
5.125% due 06/29/2031		$		4,900		4,884
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~				5,200		5,199
GSG Bidco Ltd.
4.700% due 06/15/2031		EUR		2,200		2,493
Jyske Realkredit AS
0.500% due 10/01/2043		DKK		5		1
1.500% due 10/01/2053				4,272		516
2.000% due 10/01/2053				10,222		1,317
2.500% due 10/01/2047 (f)				9		1
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053				16,958		2,049
2.000% due 10/01/2053				5,088		658
2.500% due 10/01/2047				2		0
Nykredit Realkredit AS
1.500% due 10/01/2053				1,493		157
2.000% due 10/01/2053				19		2
2.500% due 10/01/2047 (f)				8		1
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~(f)		$		3,500		3,518
Realkredit Danmark AS
2.000% due 10/01/2053		DKK		4,277		509
2.500% due 04/01/2047				8		1
UBS Group AG
0.650% due 01/14/2028 •		EUR		400		452

						24,134

INDUSTRIALS 0.9%
Beignet Investor LLC
6.581% due 05/30/2049 (f)		$		16,100		16,432
GSG Bidco Ltd.
5.375% due 06/15/2036		EUR		2,300		2,609
6.375% due 06/15/2051				3,100		3,581
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		$		15,200		15,158

						37,780

Total Corporate Bonds & Notes (Cost $62,031)						61,914

U.S. GOVERNMENT AGENCIES 17.1%
Federal Home Loan Mortgage Corp.
6.229% due 06/01/2033 •				13		14
6.486% due 01/01/2034 •				21		22
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.842% due 06/25/2054 ~				3,139		3,057
Federal Home Loan Mortgage Corp. REMICS
4.478% due 10/25/2055 •				2,852		2,867
4.528% due 12/25/2055 •				5,285		5,311
4.568% due 11/25/2054 •				3,217		3,244
4.578% due 06/25/2056 •				25,357		25,347
4.628% due 03/25/2055 •				13,505		13,501
4.728% due 07/25/2055 •				8,491		8,567
4.778% due 11/25/2054 •				1,915		1,924
4.828% due 12/25/2054 •				104		105
5.128% due 07/25/2055 •				23,794		23,966
Federal National Mortgage Association
4.500% due 09/01/2052 - 11/01/2052				797		770
Federal National Mortgage Association REMICS
3.985% due 03/25/2036 •				25		25
4.187% due 02/25/2037 •				173		172
4.628% due 10/25/2054 - 11/25/2055 •				36,387		36,583
4.658% due 06/25/2055 •				2,192		2,208
4.678% due 09/25/2055 •				5,800		5,823
4.728% due 10/25/2055 - 04/25/2056 •				19,082		19,171

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

	$		$
Government National Mortgage Association
3.500% due 05/20/2052 - 10/20/2055		69,870		63,286
Government National Mortgage Association REMICS
4.409% due 09/20/2055 •		2,737		2,746
4.609% due 10/20/2055 •		2,716		2,733
4.649% due 01/20/2055 •		2,611		2,634
4.759% due 06/20/2055 •		4,151		4,204
4.927% due 08/20/2068 •		4,151		4,170
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2056 - 09/01/2056		82,700		77,235
4.500% due 07/01/2056 - 08/01/2056		260,000		248,900
5.000% due 07/01/2056 - 08/01/2056		9,100		8,941
5.500% due 07/01/2056 - 08/01/2056		66,500		66,624
6.000% due 09/01/2056		64,100		65,266

Total U.S. Government Agencies (Cost $697,988)				699,416

U.S. TREASURY OBLIGATIONS 69.7%
U.S. Treasury Bonds
4.750% due 02/15/2056 (m)		1,600		1,555
4.875% due 08/15/2045 (m)		212		210
U.S. Treasury Inflation Protected Securities (d)
0.250% due 02/15/2050 (m)		647		365
0.625% due 02/15/2043 (m)		608		444
0.750% due 02/15/2042 (m)		1,915		1,463
0.750% due 02/15/2045 (m)		1,414		1,005
0.875% due 02/15/2047 (m)		690		485
1.000% due 02/15/2046 (m)		4,918		3,613
1.375% due 02/15/2044 (m)		5,000		4,085
1.375% due 02/15/2044 (k)		3,114		2,544
1.500% due 02/15/2053 (m)		3,920		2,981
1.750% due 01/15/2028 (k)		63,454		63,034
2.125% due 02/15/2040 (m)		5,699		5,500
2.125% due 02/15/2054		8,570		7,492
2.500% due 01/15/2029 (k)(m)		57,390		58,134
3.875% due 04/15/2029 (k)		16,507		17,340
0.125% due 04/15/2027 (k)(m)		6,367		6,243
0.125% due 01/15/2030 (k)		110,502		103,798
0.125% due 07/15/2030		252,236		235,736
0.125% due 01/15/2031		82,235		75,975
0.125% due 07/15/2031		14,988		13,764
0.125% due 01/15/2032		122,144		110,611
0.250% due 07/15/2029		159,591		152,255
0.375% due 01/15/2027		280,610		276,941
0.375% due 07/15/2027		112,963		111,084
0.500% due 01/15/2028		122,149		119,061
0.750% due 07/15/2028		177,301		173,404
0.875% due 01/15/2029 (k)		300,225		292,143
1.125% due 10/15/2030		78,943		76,676
1.125% due 01/15/2033		19,895		18,824
1.250% due 04/15/2028		116,100		114,253
1.250% due 04/15/2031		137,678		133,431
1.375% due 07/15/2033		35,736		34,290
1.625% due 10/15/2027		121,716		121,151
1.625% due 10/15/2029		333,827		331,594
1.625% due 04/15/2030		6,171		6,097
1.875% due 07/15/2034		47,639		46,967
1.875% due 07/15/2035		45,206		44,218
2.125% due 04/15/2029		31,938		32,037
2.125% due 01/15/2035		18,672		18,634
2.375% due 10/15/2028		25,000		25,275
U.S. Treasury Notes
4.125% due 02/15/2036		830		810
4.250% due 08/15/2035 (m)		258		255

Total U.S. Treasury Obligations (Cost $2,897,413)				2,845,777

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Adjustable Rate Mortgage Trust
4.323% due 10/25/2035 ~		15		14
4.570% due 09/25/2035 ~		127		108
Alliance Bancorp Trust
4.243% due 07/25/2037 •		1,249		1,127
American Home Mortgage Assets Trust
3.953% due 05/25/2046 •		63		56
4.664% due 11/25/2046 •		4,569		1,040
Banc of America Funding Trust
4.239% due 01/20/2047 ~		2,325		2,015
4.334% due 05/20/2035 •		47		45
4.577% due 05/20/2036 ~		68		60
4.727% due 01/20/2047 ~		49		43
5.365% due 05/25/2035 ~		6		6
Banc of America Mortgage Trust
5.079% due 11/25/2035 ~		91		83

5.438% due 07/25/2035 ~	78	75

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
BCAP LLC Trust
4.103% due 01/25/2037 •				422		377
4.434% due 04/26/2036 ~				421		383
Bear Stearns ALT-A Trust
4.083% due 02/25/2034 •				136		130
4.642% due 09/25/2035 ~				125		64
6.201% due 09/25/2034 ~				58		58
Bear Stearns ALT-A Trust II
4.119% due 09/25/2047 ~				2,479		1,153
Bear Stearns ARM Trust
4.073% due 07/25/2036 ~				212		184
4.329% due 02/25/2036 ~				76		70
5.778% due 10/25/2035 ~				116		116
6.000% due 05/25/2033 ~				5		5
6.875% due 07/25/2034 ~				17		17
Chase Home Lending Mortgage Trust
4.878% due 06/25/2054 ~				3,249		3,252
Chase Mortgage Finance Trust
4.197% due 12/25/2035 ~				10		10
4.350% due 03/25/2037 ~				310		288
4.443% due 09/25/2036 ~				240		205
CHL Mortgage Pass-Through Trust
4.403% due 03/25/2035 •				19		19
4.614% due 09/25/2047 ~				175		160
5.500% due 11/25/2035				49		24
5.500% due 04/25/2038				58		59
6.000% due 04/25/2036				259		121
CIM Trust
1.951% due 06/25/2057 ~				1,588		1,475
4.742% due 02/25/2049 •				46		45
Citigroup Mortgage Loan Trust, Inc.
4.031% due 12/25/2035 ~				167		102
5.510% due 09/25/2035 •				4		4
6.050% due 03/25/2036 •				11		11
6.190% due 05/25/2035 •				8		8
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037				110		99
Countrywide Alternative Loan Trust
3.934% due 02/20/2047 •				1,925		1,574
3.949% due 12/20/2046 •				147		133
4.123% due 05/25/2047 •				637		597
4.183% due 07/25/2046 •				55		51
4.640% due 11/25/2035 ~				110		105
4.744% due 12/25/2035 •				130		115
5.000% due 07/25/2035				572		297
5.500% due 07/25/2035				79		55
5.750% due 03/25/2037 •				171		83
6.000% due 03/25/2037				177		55
6.500% due 08/25/2032				11		11
CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~				1,180		664
CSMC Trust
4.909% due 10/26/2036 ~				217		201
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035				154		133
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.863% due 10/25/2036 •				39		33
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037				1,565		527
GS Mortgage-Backed Securities Trust
3.133% due 11/24/2067 ~		EUR		2,800		3,208
GSR Mortgage Loan Trust
4.440% due 11/25/2035 ~		$		314		267
4.596% due 11/25/2035 ~				56		55
4.958% due 11/25/2035 ~				146		62
HarborView Mortgage Loan Trust
4.134% due 09/19/2037 •				36		32
4.194% due 05/19/2035 •				221		215
4.254% due 01/19/2036 •				875		556
5.133% due 08/19/2036 ~				17		16
Harvest Funding PLC
4.643% due 11/15/2069 •		GBP		6,800		9,021
IndyMac IMSC Mortgage Loan Trust
4.123% due 07/25/2047 •		$		961		635
IndyMac INDX Mortgage Loan Trust
3.805% due 09/25/2035 ~				120		98
4.143% due 09/25/2046 •				1,739		1,650
4.163% due 11/25/2046 •				188		186
4.323% due 07/25/2035 •				146		104
4.331% due 06/25/2035 ~				46		45
4.731% due 10/25/2034 ~				161		154
JP Morgan Alternative Loan Trust
4.223% due 12/25/2036 •				1,740		1,667

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
JP Morgan Mortgage Trust
3.927% due 07/27/2037 ~				110		103
4.645% due 08/25/2036 ~				52		40
4.701% due 11/25/2035 ~				72		55
5.219% due 06/25/2036 ~				291		201
5.397% due 07/25/2035 ~				27		26
Luminent Mortgage Trust
4.163% due 10/25/2046 •				262		244
MASTR Adjustable Rate Mortgages Trust
4.243% due 05/25/2037 •				223		88
Merrill Lynch Alternative Note Asset Trust
4.288% due 06/25/2037 ~				190		77
4.363% due 03/25/2037 •				587		135
Merrill Lynch Mortgage Investors Trust
4.155% due 05/25/2034 ~				70		63
4.522% due 06/25/2035 ~				65		64
4.802% due 09/25/2035 ~				56		44
5.875% due 05/25/2036 ~				3		3
Merrill Lynch Mortgage-Backed Securities Trust
3.843% due 04/25/2037 ~				491		429
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~				307		297
4.500% due 05/25/2058 ~				44		43
PMT Loan Trust
4.978% due 02/25/2057 •				2,624		2,629
Project Cashmere
4.543% due 12/30/2057 «(a)		AUD		56,500		38,990
RALI Trust
4.063% due 08/25/2035 •		$		357		242
4.143% due 12/25/2036 •				527		484
4.208% due 08/25/2035 ~				370		114
5.787% due 02/25/2036 ~				195		169
Residential Asset Securitization Trust
4.163% due 05/25/2035 •				674		393
6.500% due 09/25/2036				621		171
6.500% due 06/25/2037				11,799		2,161
RFMSI Trust
5.392% due 09/25/2035 ~				764		474
6.000% due 06/25/2037				385		313
6.500% due 03/25/2032				72		73
Sequoia Mortgage Trust
3.876% due 01/20/2047 ~				170		115
4.454% due 10/19/2026 •				4		4
5.112% due 04/25/2056 •				8,196		8,201
Structured Adjustable Rate Mortgage Loan Trust
4.083% due 10/25/2035 •				278		270
4.586% due 02/25/2036 ~				181		94
Structured Asset Mortgage Investments II Trust
4.143% due 06/25/2036 •				42		42
4.183% due 04/25/2036 •				4		4
4.203% due 05/25/2046 •				2,430		771
4.254% due 07/19/2035 •				190		184
Towd Point Mortgage Trust
4.763% due 05/25/2058 •				1,744		1,776
Wachovia Mortgage Loan Trust LLC
3.804% due 08/20/2035 ~				27		25
WaMu Mortgage Pass-Through Certificates Trust
3.748% due 12/25/2046 •				366		330
3.994% due 02/25/2037 ~				68		60
4.246% due 08/25/2036 ~				39		36
4.435% due 09/25/2036 ~				476		424
4.484% due 01/25/2047 •				773		727
4.724% due 06/25/2046 •				62		56
4.744% due 08/25/2046 •				147		140
4.944% due 11/25/2042 •				32		32
5.244% due 11/25/2046 •				425		374
5.675% due 09/25/2033 ~				14		14
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.500% due 08/25/2035				93		81
Wells Fargo Mortgage-Backed Securities Trust
5.698% due 04/25/2036 ~				120		120
6.787% due 10/25/2036 ~				2		2

Total Non-Agency Mortgage-Backed Securities (Cost $107,042)						97,723

ASSET-BACKED SECURITIES 7.8%
CMBS OTHER 0.5%
Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •				4,943		4,953
FS Rialto Issuer LLC
5.089% due 01/19/2044 •				9,100		9,128
GS REFT Issuer Ltd.
5.139% due 10/19/2043 •				4,200		4,211

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

	$		$
PFP Ltd.
5.137% due 08/18/2043 •		1,500		1,507

				19,799

HOME EQUITY OTHER 2.1%
ABFC Trust
4.043% due 10/25/2036 •		2,609		2,420
ACE Securities Corp. Home Equity Loan Trust
3.883% due 10/25/2036 •		17		6
Argent Securities Trust
4.063% due 07/25/2036 •		3,474		3,167
4.083% due 05/25/2036 •		2,268		533
Bear Stearns Asset-Backed Securities I Trust
4.713% due 10/25/2037 •		1,120		1,094
CIT Mortgage Loan Trust
5.263% due 10/25/2037 •		2,493		2,519
Citigroup Mortgage Loan Trust, Inc.
3.923% due 01/25/2037 •		35		26
3.943% due 03/25/2037 •		7,740		6,798
4.113% due 03/25/2037 •		4,830		4,242
4.223% due 12/25/2036 •		863		603
Countrywide Asset-Backed Certificates
4.263% due 03/25/2037 •		1,424		1,416
Countrywide Asset-Backed Certificates Trust
4.043% due 07/25/2037 •		2,107		1,937
4.163% due 09/25/2037 •		1,127		1,043
5.488% due 11/25/2034 •		7,502		6,861
Fremont Home Loan Trust
4.033% due 10/25/2036 •		366		332
GSAA Home Equity Trust
4.363% due 03/25/2037 •		464		182
GSAMP Trust
4.283% due 02/25/2046 •		1,200		1,110
4.503% due 03/25/2047 •		2,244		1,655
4.738% due 03/25/2035 •		929		902
Home Equity Asset Trust
4.438% due 02/25/2036 •		1,195		1,172
Home Equity Mortgage Loan Asset-Backed Trust
3.983% due 04/25/2037 •		1,351		1,065
HSI Asset Securitization Corp. Trust
4.063% due 07/25/2036 •		6,606		2,805
4.303% due 02/25/2036 •		306		305
JP Morgan Mortgage Acquisition Trust
4.043% due 06/25/2037 •		4,500		4,020
4.063% due 07/25/2036 •		11,438		5,375
4.183% due 10/25/2036 •		11		12
MASTR Asset-Backed Securities Trust
4.063% due 10/25/2036 •		1,402		443
MASTR Specialized Loan Trust
4.503% due 01/25/2037 •		16,765		6,467
Morgan Stanley ABS Capital I, Inc. Trust
3.823% due 05/25/2037 •		290		266
Morgan Stanley Mortgage Loan Trust
6.410% due 11/25/2036 þ		1,436		297
New Century Home Equity Loan Trust
4.528% due 02/25/2035 •		978		966
NovaStar Mortgage Funding Trust
4.103% due 11/25/2036 •		7,415		2,234
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.788% due 12/25/2034 •		3,100		3,020
Popular ABS Mortgage Pass-Through Trust
4.383% due 06/25/2047 •		1,531		1,433
4.633% due 02/25/2036 •		3,167		3,029
Renaissance Home Equity Loan Trust
4.863% due 09/25/2037 •		12,792		4,970
Residential Asset Securities Corporation Trust
4.063% due 09/25/2036 •		8,703		8,194
4.243% due 08/25/2036 •		510		454
Securitized Asset-Backed Receivables LLC Trust
4.023% due 12/25/2036 •		1,248		1,160
Soundview Home Loan Trust
3.883% due 11/25/2036 •		403		106
Structured Asset Investment Loan Trust
4.483% due 04/25/2033 •		171		200
Wells Fargo Home Equity Asset-Backed Securities Trust
6.163% due 12/25/2034 •		381		382

				85,221

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •		549		145

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

MANUFACTURING HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		2,025	1,940

WHOLE LOAN COLLATERAL 0.7%
Citigroup Mortgage Loan Trust, Inc.
4.258% due 10/25/2036 •		6,457	6,399
4.463% due 11/25/2046 •		11,000	9,556
4.468% due 03/25/2037 •		3,200	3,135
IndyMac INDB Mortgage Loan Trust
3.903% due 07/25/2036 •		3,637	1,106
Lehman XS Trust
4.083% due 05/25/2036 •		912	827
4.421% due 06/25/2036 þ		1,782	1,740
Securitized Asset-Backed Receivables LLC Trust
4.203% due 10/25/2036 •		17,186	5,593
4.263% due 05/25/2036 •		3,465	1,854

			30,210

OTHER ABS 4.4%
AGL CLO 14 Ltd.
4.802% due 12/02/2034 •		2,800	2,803
AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •		2,000	2,001
Anchorage Credit Funding 20 Ltd.
4.896% due 04/25/2042		5,300	5,256
Apidos CLO XI
4.920% due 04/17/2034 •		3,500	3,504
ARES European CLO X DAC
2.984% due 10/15/2031 •	EUR	171	196
ARES European CLO XII DAC
3.088% due 04/20/2032 •		3,022	3,456
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •	$	2,100	2,101
Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •		3,490	3,493
Bain Capital Euro CLO DAC
3.444% due 01/22/2038 •	EUR	5,000	5,720
Barings Euro CLO DAC
3.426% due 08/15/2039 •		2,200	2,516
Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •	$	4,700	4,704
Bayfront Iabs VIII Pte. Ltd.
4.992% due 07/11/2047 «•		2,200	2,200
Blackrock DLF CLO LLC
5.253% due 07/25/2034 •		4,050	4,051
Cairn CLO XI DAC
3.434% due 01/15/2040 •	EUR	4,600	5,260
Capital Four U.S. CLO I Ltd.
4.815% due 01/18/2035 •	$	1,800	1,800
Carlyle Euro CLO DAC
3.493% due 08/15/2038 •	EUR	7,000	8,014
CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •		4,500	5,149
CVC Cordatus Loan Fund XXX DAC
3.528% due 05/15/2037 •		3,000	3,436
Euro-Galaxy III CLO DAC
2.781% due 04/24/2034 •		3,354	3,831
Fair Oaks Loan Funding V DAC
3.439% due 10/15/2036 •		3,000	3,430
Flatiron CLO 19 Ltd.
4.829% due 11/16/2034 •	$	1,576	1,577
Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •		1,500	1,501
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	4,525	5,175
Guggenheim CLO Ltd.
4.823% due 01/15/2035 •	$	1,300	1,301
Harvest CLO XVI DAC
3.464% due 10/15/2038 •	EUR	4,400	5,035
Invesco Euro CLO XI DAC
3.454% due 10/22/2036 •		4,000	4,576
KKR CLO 33 Ltd.
4.755% due 07/20/2034 •	$	1,400	1,401
LCM 29 Ltd.
5.005% due 04/15/2031 •		112	112
Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •	EUR	3,156	3,610
Madison Park Funding XLIX Ltd.
4.725% due 10/19/2034 •	$	1,600	1,601
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •		1,100	1,100

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •		5,200	5,204
Margay CLO II DAC
3.439% due 07/15/2037 •	EUR	3,000	3,431
Ocean Trails CLO XI
4.705% due 07/20/2034 •	$	4,700	4,702
OCP Euro CLO DAC
3.468% due 10/20/2039 •	EUR	8,300	9,491
Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •	$	700	700
OZLM XXIV Ltd.
5.097% due 07/20/2032 •		311	311
Palmer Square European Loan Funding DAC
3.150% due 10/15/2035 •	EUR	2,600	2,974
3.253% due 08/15/2033 •		567	649
Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •	$	3,713	3,715
Post CLO Ltd.
4.775% due 04/20/2035 •		4,000	4,004
PPM CLO 5 Ltd.
4.855% due 10/18/2034 •		1,300	1,302
Rad CLO 10 Ltd.
5.098% due 04/23/2034 •		4,000	4,002
Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •	EUR	2,200	2,517
St. Paul’s CLO II DAC
3.145% due 10/25/2035 •		700	800
TCI-Symphony CLO Ltd.
4.950% due 10/13/2032 •	$	337	337
Thayer Park CLO Ltd.
4.675% due 04/20/2034 •		2,000	2,002
Tikehau CLO V DAC
3.404% due 10/15/2038 •	EUR	1,300	1,488
Tikehau CLO X DAC
3.483% due 04/20/2038 •		3,000	3,433
Toro European CLO 6 DAC
3.070% due 01/12/2032 •		2,532	2,897
Trimaran CAVU Ltd.
4.687% due 10/25/2034 •	$	3,800	3,801
Trinitas CLO VII Ltd.
4.727% due 01/25/2035 •		2,600	2,602
Unity-Peace Park CLO Ltd.
4.735% due 04/20/2035 •		6,500	6,504
Venture 33 CLO Ltd.
4.995% due 07/15/2031 •		136	136
Venture 36 CLO Ltd.
5.067% due 04/20/2032 •		2,487	2,489
Voya Euro CLO IV DAC
3.174% due 10/15/2034 •	EUR	2,800	3,201
Wellfleet CLO Ltd.
4.855% due 04/20/2034 •	$	1,200	1,201
Whetstone Park CLO Ltd.
4.745% due 01/20/2035 •		1,200	1,201
Wind River CLO Ltd.
4.733% due 10/15/2034 •		3,876	3,878

			178,882

Total Asset-Backed Securities (Cost $334,903)			316,197

SOVEREIGN ISSUES 12.7%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033		6,500	6,479
4.875% due 04/30/2029		2,200	2,216
5.000% due 04/30/2034		2,400	2,441
Brazil Government International Bonds
4.000% due 04/23/2030	EUR	2,600	2,982
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (c)	BRL	368,791	69,100
0.000% due 04/01/2027 (c)		219,980	38,724
Canada Government Real Return Bonds
4.250% due 12/01/2026 (d)	CAD	21,422	15,348
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	700	853
French Republic Government Bonds OAT
0.100% due 07/25/2031 (d)		54,298	59,203
0.100% due 07/25/2036 (d)		22,147	21,790
0.100% due 07/25/2038 (d)		370	347
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033 (d)		47,494	49,788
0.400% due 05/15/2030 (d)		11,342	12,637
1.800% due 05/15/2036 (d)		26,739	30,674
Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (d)	JPY	126,730	748
0.005% due 03/10/2035 (d)		1,127,775	6,555
0.100% due 03/10/2028 (d)		3,859,211	23,830

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

0.100% due 03/10/2029 (d)		11,177,089	68,708
Japan Government Thirty Year Bonds
3.400% due 12/20/2055		3,660,000	20,544
Kuwait International Government Bonds
4.804% due 04/20/2033		$6,500	6,489
Mexico Government International Bonds
5.850% due 07/02/2032		900	910
6.625% due 01/29/2038		900	923
U.K. Gilts
4.000% due 10/22/2031	GBP	58,300	76,099

Total Sovereign Issues (Cost $554,829)			517,388

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp.
5.875% due 03/15/2028 (e)(f)		3,840,000	3,878

Total Preferred Securities (Cost $3,840)			3,878

SHORT-TERM INSTRUMENTS 22.9%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690%(g)		4,113,051	4,113

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (h) 12.1%
			494,492

U.S. TREASURY BILLS 10.7%
3.688% due 07/02/2026 - 09/24/2026 (b)(c)(k)(m)		$438,881	437,027

Total Short-Term Instruments (Cost $940,966)			935,632

Total Investments in Securities (Cost $5,599,012)			5,477,925

		SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III		14,259,919	138,906

Total Short-Term Instruments (Cost $138,892)			138,906

Total Investments in Affiliates (Cost $138,892)			138,906

Total Investments 137.6% (Cost $5,737,904)			$5,616,831
Financial Derivative Instruments (j)(l) (4.9)% (Cost or Premiums, net $(14,221))			(198,692)
Other Assets and Liabilities, net (32.7)%			(1,335,973)

Net Assets 100.0%			$4,082,166

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	06/30/2026	07/01/2026	$	166,600	U.S. Treasury Notes 1.125% due 10/31/2026	$(170,078)	$166,600	$166,617
BUS	2.240	06/16/2026	07/07/2026	CAD	300,000	Province of Quebec 4.400% due 12/01/2055	(218,092)	211,528	211,723
FICC STR	3.620	06/30/2026	07/01/2026	$	10,600	U.S. Treasury Notes 3.750% due 05/15/2028	(10,812)	10,600	10,601
TOR	2.240	06/17/2026	07/02/2026	CAD	5,000	Province of Ontario 3.500% due 06/02/2043	(3,627)	3,525	3,528
	2.240	06/29/2026	07/02/2026		30,000	Province of Ontario 1.900% - 3.750% due 12/02/2051 - 12/02/2053	(21,740)	21,153	21,156
	2.240	06/03/2026	07/02/2026		55,000	Province of Alberta 2.550% - 2.900% due 06/01/2027 - 09/20/2029	(39,769)	38,780	38,846
	2.240	06/04/2026	07/02/2026		60,000	Province of New Brunswick 2.550% due 08/14/2031	(43,607)	42,306	42,377

Total Repurchase Agreements							$(507,725)	$494,492	$494,848

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	0.870%	06/05/2026	07/06/2026	JPY	(17,086,839)	$(105,156)
	0.870	06/05/2026	08/05/2026		(144,929,175)	(891,917)

Total Reverse Repurchase Agreements						$(997,073)

(i)	Securities with an aggregate market value of $1,025,948 and cash of $1,362 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(1,132,092) at a weighted average interest rate of 1.178%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME Crude Oil November 2026 Futures	$61.000	10/15/2026	2	2	$5	$5

Total Purchased Options					$5	$5

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Silver December 2026 Futures	$65.000	11/24/2026	87	$435	$(4,105)	$(2,178)
Put - CME Silver December 2026 Futures	65.000	11/24/2026	87	435	(4,072)	(4,080)
Call - CME Silver December 2026 Futures	85.000	11/24/2026	1	5	(93)	(8)
Put - CME Silver December 2026 Futures	85.000	11/24/2026	1	5	(88)	(129)
Call - CME Silver December 2026 Futures	100.000	11/24/2026	44	220	(730)	(203)
Call - CME Silver December 2026 Futures	120.000	11/24/2026	35	175	(366)	(94)

Total Written Options					$(9,454)	$(6,692)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent 1st Line vs. Dubai 1st Line Futures	09/2026	39	$123	$(16)	$3	$0
Brent 1st Line vs. Dubai 1st Line Futures	10/2026	27	71	(26)	3	0
California Carbon Allowance Vintage Futures	12/2026	4,262	140,476	5,353	0	(639)
Carbon Emissions Futures	12/2026	76	6,961	294	118	(129)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	3,618	387,296	1,287	0	(678)
CBOT Corn Futures	12/2026	191	4,164	(48)	57	0
CBOT Soybean Futures	11/2026	151	8,635	(424)	36	0
CBOT Soybean Futures	01/2027	68	3,940	(64)	18	0
CBOT Soybean Meal Futures	12/2026	420	12,730	(825)	13	0
CBOT Soybean Oil Futures	01/2027	14	547	(35)	0	(10)
CBOT Wheat Futures	12/2026	32	967	(141)	12	0
CME Lean Hogs Futures	12/2026	84	2,474	(228)	0	(11)
CME Live Cattle Futures	10/2026	135	12,779	94	0	(31)
CME Live Cattle Futures	12/2026	62	5,862	34	0	(14)
COMEX Copper Futures	09/2026	32	5,003	(174)	68	(1)
COMEX Copper Futures	12/2026	1	158	5	2	0
COMEX Gold 100 Troy Ounces Futures	08/2026	120	48,462	(4,595)	0	(5)
COMEX Gold 100 Troy Ounces Futures	12/2026	6	2,459	(218)	0	0
COMEX Silver Futures	12/2026	1	303	(59)	7	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	682	82,570	72	0	(35)
Eurex 30 Year Euro BUXL Futures	09/2026	176	22,366	638	0	(52)
Euro-BTP Italian Bond Futures	09/2026	854	116,459	1,022	0	(59)
ICE Brent Crude Oil Futures	07/2026	171	12,474	(516)	0	(164)
ICE Brent Crude Oil Futures	01/2027	60	4,312	(423)	0	(23)
ICE Brent Crude Oil Futures	04/2027	40	2,843	(91)	0	(14)
ICE Brent Crude Oil Futures	10/2027	97	6,799	(221)	0	(31)
ICE Brent Crude Oil Futures	10/2028	9	626	(12)	0	(2)
ICE Gas Oil Futures	07/2026	8	745	(94)	19	0
ICE Gas Oil Futures	09/2026	26	2,295	472	44	0
ICE Gas Oil Futures	12/2026	57	4,587	(169)	44	(1)
ICE Natural Gas Futures	08/2026	80	3,367	(102)	162	(5)
ICE Rotterdam Monthly Coal Futures	10/2026	5	559	(80)	11	0
ICE Rotterdam Monthly Coal Futures	11/2026	5	562	(77)	13	0
ICE Rotterdam Monthly Coal Futures	12/2026	5	564	(75)	13	0
ICE U.S. - Henry Ld1 Fixed Price Futures	12/2030	11	124	31	0	(1)
ICE U.S. - Henry Ld1 Fixed Price Futures	01/2031	10	102	17	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	02/2031	11	92	(1)	0	(1)
ICE U.S. - Henry Ld1 Fixed Price Futures	03/2031	11	81	(12)	0	(1)
ICE U.S. - Henry Ld1 Fixed Price Futures	04/2031	11	80	(13)	0	(1)
ICE U.S. - Henry Ld1 Fixed Price Futures	05/2031	11	83	(9)	0	(1)
ICE U.S. - Henry Ld1 Fixed Price Futures	06/2031	11	89	(4)	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	07/2031	11	91	(2)	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	08/2031	11	90	(3)	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	09/2031	11	92	(1)	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	10/2031	11	99	6	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	11/2031	11	115	22	0	0
KCBT Hard Red Winter Wheat Futures	09/2026	264	8,253	(149)	133	0
KCBT Hard Red Winter Wheat Futures	12/2026	140	4,482	(356)	75	0
LME Primary Aluminum Futures	09/2026	93	7,176	(1,179)	0	(1,178)
LME Primary Aluminum Futures	01/2027	5	384	(14)	0	(14)
LME Zinc Futures	09/2026	140	12,489	221	221	0
LME Zinc Futures	01/2027	25	2,201	(15)	5	(20)
NYBOT CSC C Coffee Futures	12/2026	9	952	37	63	0
NYBOT CSC Cocoa Futures	09/2026	50	2,539	462	55	0
NYBOT CTN Number 2 Cotton Futures	12/2026	34	1,306	(24)	5	(1)
NYMEX Henry Hub Natural Gas Futures	08/2026	175	5,590	42	115	0
NYMEX Henry Hub Natural Gas Futures	09/2026	23	739	20	13	0
NYMEX Henry Hub Natural Gas Futures	12/2026	13	571	(1)	1	(1)
NYMEX Henry Hub Natural Gas Futures	01/2027	23	911	(86)	6	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

NYMEX Light Sweet Crude Oil Futures	08/2026	15	1,039	(221)	0	(18)
NYMEX Light Sweet Crude Oil Futures	11/2026	65	4,443	(786)	0	(51)
NYMEX Light Sweet Crude Oil Futures	05/2027	6	400	(11)	0	(3)
NYMEX Light Sweet Crude Oil Futures	11/2027	26	1,710	(99)	0	(11)
NYMEX Light Sweet Crude Oil Futures	11/2029	111	7,125	(308)	0	(24)
NYMEX NY Harbor ULSD Futures	08/2026	17	2,256	582	32	0
NYMEX NY Harbor ULSD Futures	11/2026	35	4,355	(163)	55	0
NYMEX Platinum Futures	10/2026	148	11,587	(646)	0	(196)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	08/2026	11	1,262	31	0	(7)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	11/2026	83	7,842	(786)	0	(43)
SFE 10 Year Australian Bond Futures	09/2026	683	51,930	719	99	(118)
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	08/2026	862	8,532	(181)	25	0
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	09/2026	70	692	(14)	2	0
Three-Month SOFR Futures	03/2027	1,700	407,830	(86)	0	(128)
TTF Natural Gas Base Load Monthly Futures	08/2026	54	1,940	(65)	93	(1)
TTF Natural Gas Base Load Monthly Futures	09/2026	1	37	(5)	2	0
TTF Natural Gas Base Load Monthly Futures	10/2026	1	36	(5)	2	0
TTF Natural Gas Base Load Monthly Futures	11/2026	1	37	(6)	2	0
TTF Natural Gas Base Load Monthly Futures	12/2026	1	36	0	2	0
TTF Natural Gas Base Load Monthly Futures	01/2027	1	32	(1)	2	0
TTF Natural Gas Base Load Monthly Futures	02/2027	1	34	(2)	2	0
TTF Natural Gas Base Load Monthly Futures	03/2027	1	29	0	1	0
TTF Natural Gas Base Load Monthly Futures	04/2027	1	28	(2)	1	0
TTF Natural Gas Base Load Monthly Futures	05/2027	1	27	(2)	0	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	1,403	157,794	1,890	0	(548)
Ultra U.S. Treasury Bond Futures	09/2026	1,148	133,347	2,392	0	(861)

				$1,772	$1,655	$(5,132)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent 1st Line vs. Dubai 1st Line Futures	07/2026	9	$(42)	$27	$4	$0
Brent 1st Line vs. Dubai 1st Line Futures	08/2026	58	(230)	83	3	(1)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	2,783	(305,826)	(996)	826	0
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	3,354	(691,369)	497	393	0
CBOT Corn Futures	09/2026	1,065	(22,192)	3,173	0	(346)
CBOT Corn Futures	12/2027	185	(4,343)	1	0	(42)
CBOT Soybean Meal Futures	01/2027	21	(640)	(3)	0	(2)
CBOT Soybean Oil Futures	12/2026	3	(118)	0	0	0
CBOT U.S. Long Bond Futures	09/2026	2,506	(284,431)	(7,406)	1,645	0
CBOT Wheat Futures	09/2026	356	(10,489)	848	0	(170)
CME Lean Hogs Futures	10/2026	230	(7,544)	(1)	0	(36)
COMEX Silver Futures	09/2026	128	(38,350)	1,703	0	(826)
Eurex 10 Year Euro BUND Futures	09/2026	270	(39,285)	(390)	40	0
Eurex 5 Year Euro BOBL Futures	09/2026	611	(80,550)	(407)	56	0
French Government Bond Futures	09/2026	1,656	(227,020)	(875)	397	0
ICE Brent Crude Oil Futures	08/2026	142	(10,370)	583	112	0
ICE Brent Crude Oil Futures	10/2026	32	(2,328)	68	20	0
ICE Brent Crude Oil Futures	10/2029	72	(5,009)	215	2	0
ICE Gas Oil Futures	08/2026	8	(729)	112	0	(16)
ICE WTI Crude Oil Futures Contract	11/2027	32	(2,104)	103	13	0
LME Lead Futures	09/2026	109	(5,088)	281	282	0
LME Nickel Futures	09/2026	18	(1,756)	0	0	0
NYBOT CSC C Coffee Futures	09/2026	13	(1,445)	(158)	0	(91)
NYBOT CSC Cocoa Futures	12/2026	14	(726)	(204)	0	(15)
NYBOT CSC Number 11 World Sugar Futures	02/2027	322	(5,684)	126	0	(14)
NYMEX Henry Hub Natural Gas Futures	07/2026	182	(5,961)	(77)	0	(171)
NYMEX Light Sweet Crude Oil Futures	11/2028	137	(8,889)	625	40	0
NYMEX Palladium Futures	09/2026	19	(2,301)	246	21	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	07/2026	1	(1)	7	0	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	08/2026	6	(5)	60	0	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	09/2026	6	(1)	65	0	(1)
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	10/2026	2	(2)	18	0	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	11/2026	2	(3)	17	0	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	12/2026	2	(3)	16	0	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	10/2027	1	(1)	2	0	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	11/2027	1	(2)	1	0	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	12/2027	1	(2)	1	0	0
TSE Japanese 10 Year Bond Futures	09/2026	73	(57,365)	(155)	207	0
TTF Natural Gas Base Load Monthly Futures	07/2026	2	(74)	0	20	0

				$(1,794)	$4,081	$(1,731)

Total Futures Contracts				$(22)	$5,736	$(6,863)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	88,700	$(1,869)	$762	$(1,107)	$0	$(59)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		65,020	(2,511)	391	(2,120)	0	(89)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi- Annual	09/20/2027	JPY	2,495,000	230	(25)	205	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi- Annual	03/20/2028		568,470	76	(5)	71	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		9,360,000	1,169	2	1,171	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		4,681,000	1,917	309	2,226	31	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi- Annual	11/15/2028	$	201,300	(2,657)	(6,676)	(9,333)	0	(228)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi- Annual	11/21/2028		22,580	(285)	(741)	(1,026)	0	(26)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		100,890	455	1,795	2,250	213	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.997	Annual	11/30/2030		62,300	0	192	192	0	(144)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		41,400	(7)	(124)	(131)	95	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	11/30/2030		70,610	0	278	278	0	(163)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		227,657	(632)	2,610	1,978	722	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		154,700	(590)	752	162	772	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi- Annual	11/15/2053		26,200	1,645	7,795	9,440	219	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		900	0	31	31	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		14,000	176	277	453	149	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		11,373	85	160	245	122	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		1,500	0	32	32	16	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		1,900	0	40	40	20	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi- Annual	11/21/2053		20,100	1,248	6,149	7,397	168	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		69,600	1,475	14,054	15,529	650	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		29,500	786	2,711	3,497	297	0
Receive	6-Month EUR-EURIBOR	1.830	Annual	09/17/2027	EUR	62,900	0	170	170	14	0
Receive	6-Month EUR-EURIBOR	2.465	Annual	12/08/2027		42,400	(550)	140	(410)	9	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		277,820	(4,155)	(854)	(5,009)	0	(366)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		8,600	532	4,704	5,236	10	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		8,950	6	5,433	5,439	11	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		17,500	1,090	9,545	10,635	21	0
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		24,010	1,038	(987)	51	23	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		94,260	1,481	225	1,706	123	0
Receive	CPTFEMU	2.000	Maturity	02/15/2027		53,600	181	412	593	47	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		21,840	(164)	(4,860)	(5,024)	0	(44)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		2,800	2	58	60	6	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		8,000	0	32	32	13	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

Receive	CPTFEMU	2.034	Maturity	09/15/2034		8,000	(8)	62	54	16	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		120	0	(2)	(2)	0	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(337)	(330)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		4,100	2	89	91	0	(5)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		4,730	(123)	244	121	0	(5)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		3,000	4	61	65	0	(4)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		3,330	0	(46)	(46)	0	(4)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		9,000	0	779	779	0	(13)
Pay	CPURNSA	3.434	Maturity	08/01/2026		$23,800	0	(188)	(188)	5	0
Pay	CPURNSA	3.435	Maturity	08/01/2026		12,100	0	(96)	(96)	2	0
Pay	CPURNSA	3.434	Maturity	08/27/2026		34,000	0	(142)	(142)	65	0
Pay	CPURNSA	0.000	Maturity	07/02/2027		41,000	0	(4)	(4)	0	(4)
Receive	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	16,768	16,768	0	(49)
Receive	CPURNSA	1.794	Maturity	08/25/2027		21,700	0	4,024	4,024	0	(12)
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	7,148	7,148	0	(22)
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(4,049)	(3,979)	9	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		10,270	0	(1,223)	(1,223)	6	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(1,828)	(1,828)	9	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(1,858)	(1,858)	9	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(2,094)	(2,094)	12	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		22,400	18	(3,596)	(3,578)	0	(3)
Receive	CPURNSA	2.311	Maturity	02/24/2031		12,100	0	1,621	1,621	7	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	5,600	16	(141)	(125)	0	(15)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	22,100	10	(21)	(11)	40	0
Pay	UKRPI	3.500	Maturity	08/15/2034		15,800	89	317	406	0	(54)
Pay	UKRPI	3.466	Maturity	09/15/2034		6,600	0	126	126	0	(28)

Total Swap Agreements							$257	$60,401	$60,658	$3,941	$(1,345)

(k)	Securities with an aggregate market value of $84,680 and cash of $12,580 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	This instrument has a forward starting effective date.

(2)	Unsettled variation margin asset of $76 and liability of $(2,070) for closed futures is outstanding at period end.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	2,699	$	1,930	$61	$0
	07/2026	CNH	3,589		531	3	0
	07/2026	NZD	23,289		13,754	527	0
	07/2026	$	546	CAD	776	1	0
	07/2026		69	GBP	51	0	(1)
	07/2026		11,182	NZD	19,692	55	(53)
	08/2026	CAD	775	$	546	0	(1)
	08/2026	NZD	17,986		10,172	0	(55)
	08/2026	$	1,333	CAD	1,888	1	0
BOA	07/2026	BRL	365	$	70	0	(1)
	07/2026	KRW	208,094		137	2	0
	07/2026	NOK	8,170		826	1	0
	07/2026	SGD	41		32	0	0
	07/2026	$	71	BRL	365	0	0
	07/2026		3,008	CNH	20,340	0	(13)
	07/2026		59	INR	5,548	0	0
	07/2026		10,660	JPY	1,695,557	0	(232)
	07/2026		2,086	NOK	19,380	0	(128)
	07/2026		281	PLN	1,060	1	0
	08/2026	ILS	5,116	$	1,720	0	(1)
	08/2026	$	466	INR	44,186	0	0
	09/2026	INR	5,584	$	59	0	0
	09/2026	MXN	6,067		342	0	(3)
	09/2026	$	161	INR	15,286	0	0
	10/2026	BRL	14,500	$	2,653	0	(95)
BPS	07/2026		114,680		21,859	5	(360)
	07/2026	CHF	2,602		3,308	87	0
	07/2026	CNH	19,111		2,824	10	0
	07/2026	GBP	1,284		1,699	0	(4)
	07/2026	IDR	331,870,029		18,523	9	(17)
	07/2026	ILS	8,453		2,868	26	0
	07/2026	INR	646,175		6,728	0	(98)
	07/2026	KRW	1,583,901		1,039	15	0
	07/2026	NOK	1,380		140	1	0
	07/2026	THB	87,258		2,662	37	(4)
	07/2026	$	1,880	AUD	2,728	9	0
	07/2026		22,568	BRL	114,680	12	(365)
	07/2026		1,453	CAD	2,014	0	(33)
	07/2026		1,012	GBP	755	0	(10)
	07/2026		7,424	IDR	132,887,708	8	0
	07/2026		17,665	INR	1,675,402	45	(28)
	07/2026		37,158	JPY	5,911,123	0	(803)
	07/2026		4,179	KRW	6,408,476	0	(37)
	07/2026		844	ZAR	13,843	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

	08/2026	DKK	7,277	$	1,111	0	(4)
	08/2026	IDR	36,292,090		2,020	0	(1)
	08/2026	ILS	1,054		353	0	(1)
	08/2026	$	4,103	BRL	21,068	5	(59)
	08/2026		13	GBP	10	0	0
	08/2026		3,911	INR	371,141	2	0
	09/2026	IDR	40,504,232	$	2,231	0	(18)
	09/2026	THB	343,059		10,533	141	0
	09/2026	$	12,054	IDR	213,661,602	20	(215)
	09/2026		1,623	INR	154,135	0	(3)
	09/2026		508	THB	16,653	0	(4)
	10/2026	BRL	114,291	$	21,036	61	(687)
	10/2026	$	155	BRL	826	1	0
	12/2026		1,433	IDR	26,094,921	6	0
	04/2027	BRL	105,180	$	19,424	257	(21)
BRC	07/2026	CAD	305,838		219,117	3,427	0
	07/2026	ILS	12,966		4,381	22	0
	07/2026	NZD	33,829		20,006	793	0
	07/2026	TRY	863		18	0	0
	07/2026	$	12,395	TRY	591,740	119	0
	07/2026		4,209	ZAR	68,369	0	(42)
BSH	07/2026	BRL	24,200	$	4,675	0	(13)
	07/2026	$	4,767	BRL	24,200	0	(79)
	07/2026		191,156	JPY	30,392,999	0	(4,231)
	07/2026		17,601	NZD	31,153	92	0
	08/2026	NZD	31,153	$	17,621	0	(92)
	10/2026	BRL	212,600		39,243	0	(1,051)
	04/2027		26,600		4,922	69	0
CBK	07/2026	DKK	6,968		1,087	22	0
	07/2026	IDR	10,337,875		578	0	(1)
	07/2026	ILS	9,425		3,244	76	0
	07/2026	INR	420,799		4,460	14	0
	07/2026	NOK	10,745		1,158	73	0
	07/2026	SEK	6,275		679	32	0
	07/2026	$	4,653	CAD	6,475	0	(87)
	07/2026		3,762	IDR	67,503,438	9	0
	07/2026		4,343	INR	420,799	103	0
	07/2026		504	KRW	761,691	0	(11)
	07/2026		546	PLN	1,995	0	(16)
	08/2026	ILS	15,173	$	5,266	162	0
	08/2026	SEK	5		0	0	0
	08/2026	$	960	ILS	2,850	0	(1)
	08/2026		726	INR	68,959	1	0
	09/2026	IDR	148,118,819	$	8,205	0	(17)
	09/2026	INR	44,427		462	0	(4)
	09/2026	THB	91,290		2,757	0	(8)
	09/2026	$	3,890	COP	15,060,064	438	0
	09/2026		2,773	IDR	49,451,738	0	(28)
	09/2026		1,083	MXN	19,375	18	0
	12/2026		4,442	IDR	80,763,396	11	0
CIB	07/2026	CAD	90,160	$	65,274	1,702	0
DUB	07/2026	IDR	9,085,687		508	1	0
	07/2026	INR	166,715		1,765	5	0
	07/2026	$	1,178	INR	113,639	21	0
	07/2026		586	NOK	5,442	0	(36)
	07/2026		545	PLN	2,023	0	(7)
	07/2026		1,964	ZAR	31,792	0	(26)
	09/2026	IDR	115,940,029	$	6,436	1	(1)
	09/2026	$	1,702	IDR	30,906,019	13	0
	09/2026		1,765	INR	167,845	0	(4)
	12/2026		1,407	IDR	25,491,898	0	(1)
FAR	07/2026	CNH	19,012	$	2,810	10	0
	07/2026	GBP	48,289		64,936	883	0
	07/2026	INR	161,556		1,712	6	0
	07/2026	JPY	224,212,117		1,393,656	14,695	0
	07/2026	SGD	72,962		57,191	795	0
	07/2026	$	2,236	CAD	3,113	0	(41)
	07/2026		7,873	CNH	53,552	13	0
	07/2026		1,693	INR	161,556	14	0
	07/2026		7,912	JPY	1,257,211	0	(180)
	07/2026		8,206	PLN	30,012	0	(228)
	07/2026		385	SEK	3,735	0	0
	07/2026		2,744	ZAR	45,291	16	0
	08/2026	CNH	53,434	$	7,873	0	(12)
	08/2026	ILS	7,861		2,746	102	0
	08/2026	SEK	3,729		385	0	0
	08/2026	$	897,695	JPY	144,706,022	0	(5,405)
	09/2026		47,152	BRL	242,698	0	(830)
	09/2026		827	INR	79,269	5	0
	09/2026		879	MXN	15,523	3	0
	09/2026		2,031	THB	66,233	0	(25)
GLM	07/2026	BRL	155,987	$	29,085	0	(1,131)
	07/2026	CAD	60,103		43,312	934	0
	07/2026	IDR	64,097,168		3,581	0	(4)
	07/2026	KRW	1,429,378		926	2	0
	07/2026	TRY	267		6	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

	07/2026	$	30,199	BRL	155,987	202	(184)
	07/2026		52,482	CAD	74,682	176	0
	07/2026		3,575	IDR	64,097,168	10	0
	07/2026		926	KRW	1,429,174	0	(2)
	07/2026		998	TRY	47,459	13	0
	08/2026	CAD	74,576	$	52,482	0	(176)
	08/2026	$	4,575	BRL	23,379	0	(81)
	08/2026		1,287	INR	123,410	13	0
	09/2026	IDR	64,472,528	$	3,575	0	(4)
	09/2026	MXN	9,064		519	3	0
	09/2026	THB	82,988		2,575	61	0
	09/2026	$	6,092	BRL	31,355	0	(107)
	09/2026		7,938	IDR	142,531,452	19	(45)
	09/2026		5,144	INR	494,598	51	0
	09/2026		1,494	MXN	26,030	0	(15)
	10/2026		3,526	BRL	18,688	16	0
	04/2027	BRL	57,500	$	10,646	174	(18)
IND	07/2026	DKK	12,457		1,945	40	0
JPM	07/2026	AUD	12,715		9,066	262	0
	07/2026	BRL	76,532		14,453	0	(372)
	07/2026	CAD	2,979		2,100	0	(1)
	07/2026	ILS	31,044		10,396	0	(38)
	07/2026	INR	11,279		119	0	0
	07/2026	JPY	79,126,550		495,971	9,323	0
	07/2026	KRW	441,687		285	0	0
	07/2026	NOK	13,090		1,322	0	0
	07/2026	NZD	2,269		1,341	52	0
	07/2026	$	14,839	BRL	76,532	24	(38)
	07/2026		9,594	GBP	7,149	0	(110)
	07/2026		551	IDR	9,905,047	2	0
	07/2026		3,482	ILS	9,792	0	(191)
	07/2026		120	INR	11,279	0	0
	07/2026		430	KRW	660,773	0	(3)
	07/2026		1,107	NZD	1,963	8	0
	07/2026		15,311	PLN	55,808	1	(476)
	07/2026		1,992	THB	66,580	13	0
	08/2026	ILS	26,355	$	9,072	208	0
	08/2026	$	1,549	INR	147,048	2	0
	08/2026		1,322	NOK	13,095	0	0
	09/2026	IDR	10,305,295	$	570	0	(2)
	09/2026	INR	102,686		1,076	0	(2)
	09/2026	MXN	16,424		932	1	(3)
	09/2026	THB	150,978		4,617	64	(20)
	09/2026	TWD	6,610		209	2	0
	09/2026	$	2,616	INR	249,431	2	0
	09/2026		4,076	MXN	71,175	0	(32)
	10/2026	BRL	77,205	$	14,459	30	(204)
	12/2026	$	49,161	MXN	862,535	0	(497)
	04/2027	BRL	30,700	$	5,566	6	(41)
MBC	07/2026	AUD	49		35	1	0
	07/2026	CHF	23,976		30,453	795	(15)
	07/2026	EUR	307		357	6	0
	07/2026	IDR	879,744		49	0	0
	07/2026	INR	167,373		1,772	5	0
	07/2026	KRW	3,581,787		2,363	47	0
	07/2026	NOK	4,295		433	0	(1)
	07/2026	$	6,578	AUD	9,422	18	(72)
	07/2026		2,216	CAD	3,077	0	(46)
	07/2026		3,847	DKK	25,215	8	0
	07/2026		609	EUR	522	0	(12)
	07/2026		49	IDR	879,744	0	0
	07/2026		2,733	INR	263,402	47	0
	07/2026		1,194,091	JPY	190,336,706	0	(23,472)
	07/2026		1,395	NOK	12,932	0	(88)
	07/2026		3,810	NZD	6,579	7	(80)
	07/2026		234	SEK	2,281	1	0
	07/2026		4,856	SGD	6,218	0	(50)
	08/2026	AUD	4,084	$	2,816	0	(10)
	08/2026	DKK	25,171		3,847	0	(8)
	08/2026	ILS	416		139	0	(1)
	08/2026	SEK	2,277		234	0	(1)
	08/2026	$	548	INR	52,083	1	0
	08/2026		213	NOK	2,121	1	0
	09/2026	THB	50,055	$	1,499	0	(17)
	09/2026	$	8,041	INR	769,398	42	(6)
MYI	07/2026	GBP	1,076	$	1,445	18	0
NGF	07/2026		2		3	0	0
	07/2026	IDR	59,329,675		3,315	0	(3)
	07/2026	$	3,327	IDR	59,329,675	0	(9)
	07/2026		2,763	INR	265,849	44	0
	08/2026	SEK	254	$	26	0	0
	08/2026	$	3	GBP	2	0	0
	09/2026	IDR	59,662,408	$	3,327	16	0
	09/2026	$	1,697	IDR	30,191,359	0	(21)
RYL	07/2026		1,900	CAD	2,623	0	(51)
SCX	07/2026	CAD	711	$	500	0	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

	07/2026	GBP	5,236		6,931	0	(15)
	07/2026	INR	131,259		1,385	0	(1)
	07/2026	JPY	1		0	0	0
	07/2026	$	2,841	CAD	3,967	0	(44)
	07/2026		1,280	IDR	22,974,284	3	0
	07/2026		3,637	INR	348,597	44	0
	08/2026	CAD	851	$	600	0	(1)
	08/2026	$	6,931	GBP	5,236	15	0
	08/2026		3,199	INR	306,529	28	0
	08/2026		0	JPY	1	0	0
	09/2026	IDR	70,355,862	$	3,897	0	(8)
	09/2026	THB	95,626		2,949	54	(2)
	09/2026	$	4,326	IDR	77,652,372	9	(24)
	09/2026		1,385	INR	132,139	1	0
SOG	07/2026	CNH	32,177	$	4,757	18	0
	07/2026	DKK	13,079		2,036	37	0
	07/2026	EUR	257,922		300,876	6,175	0
	07/2026	GBP	239		316	0	(1)
	07/2026	JPY	57		0	0	0
	07/2026	SGD	98		76	0	0
	07/2026	$	2,286	AUD	3,313	8	0
	07/2026		25	CAD	35	0	(1)
	07/2026		33,958	CHF	27,472	43	0
	07/2026		293,141	EUR	257,707	1,314	0
	07/2026		464,193	JPY	73,745,126	0	(10,642)
	07/2026		51,648	SGD	66,884	50	0
	08/2026	AUD	3,313	$	2,285	0	(8)
	08/2026	CAD	626		441	0	(1)
	08/2026	CHF	27,374		33,958	0	(43)
	08/2026	EUR	257,707		293,539	0	(1,312)
	08/2026	SGD	66,733		51,648	0	(52)
	08/2026	$	316	GBP	239	1	0
	08/2026		0	JPY	57	0	0
	08/2026		76	SGD	98	0	0
	09/2026	MXN	81,162	$	4,684	72	0
SSB	07/2026	BRL	25,305		4,961	59	0
	07/2026	CAD	85,030		61,651	1,697	0
	07/2026	CHF	894		1,137	31	0
	07/2026	$	1,783	CAD	2,500	0	(20)
	07/2026		63,675	GBP	48,171	221	0
	08/2026	CAD	682	$	482	0	0
	08/2026	GBP	48,171		63,674	0	(221)
	08/2026	$	4,060	COP	15,486,464	422	0
	09/2026	INR	248,255	$	2,589	0	(19)
UAG	07/2026	CAD	2,328		1,665	24	0
	07/2026	$	555	PLN	2,028	0	(16)
	09/2026	COP	30,438,154	$	7,940	0	(808)
	09/2026	MXN	7,647		436	2	0
	09/2026	THB	10,893		332	2	0

Total Forward Foreign Currency Contracts						$48,276	$(56,832)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,429)	$(656)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	12,900	$(115)	$(20)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	12,900	(115)	(102)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	34,200	(310)	(40)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	34,200	(310)	(324)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	86,900	(797)	(171)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	86,900	(797)	(607)
SOG	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.000	08/27/2026	43,500	(251)	(204)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Pay	4.500	08/27/2026	43,500	(251)	(68)

							$(2,946)	$(1,536)

Total Written Options							$(4,375)	$(2,192)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	CBOT Soybean Meal December Futures	$310.350	Maturity	11/20/2026	26,000	$0	$(186)	$0	$(186)
TOTAL RETURN SWAPS ON INDEXES

											Swap Agreements, at Value
Counterparty	Pay/ Receive(2)		Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	(2)	BACVWSAV Index «	301,868	-0.555	Monthly	09/30/2026	$50,653	$0	$(70)	$0	$(70)
	Receive		BCOMTR2 Index	1,049,282	3.780% (SOFR plus a specified spread)	Monthly	06/15/2027	262,649	0	(10,852)	0	(10,852)
BPS	Receive		BCOMF1NTC Index	159,133	0.12	Monthly	03/15/2027	20,228	0	41	41	0
	Receive		BCOMF1TC Index	3,293,442	3.800% (SOFR plus a specified spread)	Monthly	06/15/2027	468,435	0	(18,380)	0	(18,380)
	Receive		BCOMTR Index	143,343	3.780% (SOFR plus a specified spread)	Monthly	06/15/2027	47,157	0	(1,947)	0	(1,947)
	Receive		BCOMTR1 Index	1,055,827	3.800% (SOFR plus a specified spread)	Monthly	06/15/2027	136,506	0	(5,637)	0	(5,637)
CBK	Receive		CIXBSTR3 Index	529,485	3.810% (SOFR plus a specified spread)	Monthly	06/15/2027	190,151	0	(7,914)	0	(7,914)
CIB	Receive		PIMCODB Index	648,093	0	Monthly	06/15/2027	172,795	0	(7,569)	0	(7,569)
GST	Pay		BCOMTR Index	1,595,096	3.790% (SOFR plus a specified spread)	Monthly	01/15/2027	524,751	0	21,666	21,666	0
	Pay		SPGCINP Index	47,036	-0.077	Monthly	01/15/2027	13,000	0	654	654	0
	Receive		BCOMF1NTC Index	12,344	3.940% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2027	4,462	0	36	36	0
	Receive		BCOMF1TC Index	163,927	3.80% (SOFR plus a specified spread)	Monthly	04/15/2027	86,387	0	(3,389)	0	(3,389)
	Receive		BCOMTR1 Index	226,667	3.800% (SOFR plus a specified spread)	Monthly	04/15/2027	85,507	0	(3,531)	0	(3,531)
	Receive		BCOMTR2 Index	302,690	3.800% (SOFR plus a specified spread)	Monthly	04/15/2027	101,352	0	(4,209)	0	(4,209)
	Receive		BCOMF1TC Index	705,858	3.80% (SOFR plus a specified spread)	Monthly	08/16/2032	371,977	0	(14,595)	0	(14,595)
	Receive		BCOMTR Index	1,709,269	3.790% (SOFR plus a specified spread)	Monthly	08/16/2032	562,311	0	(23,217)	0	(23,217)
	Receive		BCOMTR1 Index	708,060	3.800% (SOFR plus a specified spread)	Monthly	08/16/2032	267,107	0	(11,029)	0	(11,029)
	Receive		BCOMTR2 Index	572,918	3.800% (SOFR plus a specified spread)	Monthly	08/16/2032	191,833	0	(7,967)	0	(7,967)
	Receive		CMDSKEWLS Index	124,170	0.25	Monthly	08/16/2032	84,031	0	(4,872)	0	(4,872)
JPM	Receive		JMABNIC5 Index	5,678	0	Monthly	07/15/2026	1,356	0	(61)	0	(61)
	Receive		BCOMTR Index	23,991	3.790% (SOFR plus a specified spread)	Monthly	08/17/2026	7,892	0	(326)	0	(326)
	Receive		JMABNIC5 Index	619,738	0	Monthly	08/17/2026	148,245	0	(6,665)	0	(6,665)
MAA	Receive		BCOMTR Index	207,381	3.750% (SOFR plus a specified spread)	Monthly	06/15/2027	68,224	(654)	(2,162)	0	(2,816)
MAC	Receive		PIMCODB Index	523,789	0	Monthly	08/17/2026	130,236	0	(5,936)	0	(5,936)
MEI	Receive		BCOMTR Index	336,971	3.780% (SOFR plus a specified spread)	Monthly	06/15/2027	110,856	0	(4,576)	0	(4,576)
	Receive		BCOMTR1 Index	538,095	3.780% (SOFR plus a specified spread)	Monthly	06/15/2027	149,225	0	(6,161)	0	(6,161)
MYI	Receive		BCOMTR Index	74,201	3.770% (SOFR plus a specified spread)	Monthly	06/15/2027	24,411	0	(1,008)	0	(1,008)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

	Receive	BCOMTR1 Index	305,679	3.810% (SOFR plus a specified spread)	Monthly	06/15/2027	302,033	0	(12,473)	0	(12,473)
RBC	Receive	RBCACS0T Index	1,355,021	3.760% (SOFR plus a specified spread)	Monthly	06/15/2027	151,269	0	(6,211)	0	(6,211)
	Receive	RBCACS0T Index	743,042	3.770% (SOFR plus a specified spread)	Monthly	06/15/2027	115,825	0	(4,644)	0	(4,644)
	Receive	RBCACST0	3,202,387	3.760% (SOFR plus a specified spread)	Monthly	06/15/2027	350,419	0	(14,387)	0	(14,387)
SOG	Receive	BCOMF1TC Index	9,107	3.780% (SOFR plus a specified spread)	Monthly	06/15/2027	1,211	0	(47)	0	(47)
	Receive	BCOMTR Index	481,396	3.760% (SOFR plus a specified spread)	Monthly	06/15/2027	158,368	0	(6,537)	0	(6,537)
UAG	Receive	BCOMTR Index	36,914	3.790% (SOFR plus a specified spread)	Monthly	06/15/2027	12,144	0	(501)	0	(501)

								$(654)	$(174,476)	$22,397	$(197,527)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	0	3.750% (SOFR plus a specified spread)	Maturity	07/21/2026	$750,000	$0	$410	$692	$(282)
SOG	Receive	U.S. Treasury Inflation Protected Securities	0	3.776% (SOFR plus a specified spread)	Maturity	07/17/2026	450,000	0	(4,157)	0	(4,157)
	Receive	U.S. Treasury Inflation Protected Securities	0	3.776% (SOFR plus a specified spread)	Maturity	07/24/2026	450,000	0	(213)	0	(213)

								$0	$(3,960)	$692	$(4,652)

VOLATILITY SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	GOLDLNPM Index(3)	4.368%	Maturity	10/18/2027	$15,400	$0	$(176)	$0	$(176)
JPM	Pay	GOLDLNPM Index(3)	3.285	Maturity	09/16/2026	20,800	0	(846)	0	(846)
	Pay	GOLDLNPM Index(3)	3.349	Maturity	09/25/2026	10,340	0	(331)	0	(331)
MYC	Pay	GOLDLNPM Index(3)	4.431	Maturity	10/18/2027	9,530	0	(103)	0	(103)
							$0	$(1,456)	$0	$(1,456)

Total Swap Agreements							$(654)	$(180,078)	$23,089	$(203,821)

(m)

Securities with an aggregate market value of $223,528 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$24,134	$0	$24,134
Industrials	0	37,780	0	37,780
U.S. Government Agencies	0	699,416	0	699,416
U.S. Treasury Obligations	0	2,845,777	0	2,845,777
Non-Agency Mortgage-Backed Securities	0	58,733	38,990	97,723
Asset-Backed Securities
CMBS Other	0	19,799	0	19,799
Home Equity Other	0	85,221	0	85,221
Home Equity Sequential	0	145	0	145
Manufacturing House ABS Other	0	1,940	0	1,940
Whole Loan Collateral	0	30,210	0	30,210
Other ABS	0	176,682	2,200	178,882
Sovereign Issues	0	517,388	0	517,388
Preferred Securities
Banking & Finance	0	3,878	0	3,878
Short-Term Instruments
Mutual Funds	0	4,113	0	4,113
Repurchase Agreements	0	494,492	0	494,492
U.S. Treasury Bills	0	437,027	0	437,027

	$0	$5,436,735	$41,190	$5,477,925
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$138,906	$0	$0	$138,906

Total Investments	$138,906	$5,436,735	$41,190	$5,616,831

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,877	6,805	0	9,682
Over the counter	0	71,365	0	71,365

	$2,877	$78,170	$0	$81,047
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11,324)	(3,576)	0	(14,900)
Over the counter	0	(262,775)	(70)	(262,845)

	$(11,324)	$(266,351)	$(70)	$(277,745)

Total Financial Derivative Instruments	$(8,447)	$(188,181)	$(70)	$(196,698)

Totals	$130,459	$5,248,554	$41,120	$5,420,133

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$38,982	$0	$0	$0	$0	$8	$0	$0	$38,990	$8
Asset-Backed Securities
Other ABS	3,005	2,200	0	0	0	(31)	0	(2,974)	2,200	0

	$41,987	$2,200	$0	$0	$0	$(23)	$0	$(2,974)	$41,190	$8

Financial Derivative Instruments - Liabilities
Over the counter	$0	$12	$0	$0	$0	$(82)	$0	$0	$(70)	$0

Totals	$41,987	$2,212	$0	$0	$0	$(105)	$0	$(2,974)	$41,120	$8

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$38,990	Discounted Cash Flow	Discount Rate	5.814	—
Asset-Backed Securities
Other ABS	2,200	Recent Transaction	Purchase Price	0.000	—
Financial Derivative Instruments - Liabilities
Over the counter	(70)	Indicative Market Quotation	Broker Quote	$167.526	—

Total	$41,120

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust